Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 9,053,031	$ 19,735,072
Allowance for credit loss	(270,133)	(614,024)
Total accounts receivable, net	$ 8,782,898	$ 19,121,048